Equity-accounted Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Current assets	$ 601,433	$ 698,878
Current liabilities	(60,994)	(75,586)
Impairment charges on equity-accounted investment	4,634	0
Carrying amount of investment in Weichai Ballard JV	0	8,238
Net loss (100%)	90,914	324,245
Corporation's share of net loss (49%)	$ 4,727	$ 4,941
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	49.00%	49.00%
Net assets	$ 6,773	$ 11,096
Carrying amount of investment in Weichai Ballard JV	0	8,238	$ 13,901
Corporation's share of net loss (49%)	4,727	4,941
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets	32,615	40,993
Non-current assets	89	50
Current liabilities	(18,882)	(18,398)
Net assets	13,822	22,645
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(2,463)	(3,182)
Impairment charges on equity-accounted investment	4,634	0
Carrying amount of investment in Weichai Ballard JV	0	8,238
Revenue (100%)	3,559	2,290
Net loss (100%)	9,646	10,084
Corporation's share of net loss (49%)	$ 4,727	$ 4,941